Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2020	Mar. 31, 2019
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 11,576,157	¥ 3,809,946
Less than 12 months Gross unrealized losses, available-for-sale securities		49,870	3,137
12 months or more Fair value, available-for-sale securities		954,032	2,010,191
12 months or more Gross unrealized losses, available-for-sale securities		10,681	3,309
Total Fair value, available-for-sale securities		12,530,189	5,820,137
Total Gross unrealized losses, available-for-sale securities		60,551	6,446
Less than 12 months, Fair value, held-to-maturity securities		0	0
Less than 12 months Gross unrealized losses, held-to-maturity securities		0	0
12 months or more Fair value, held-to-maturity securities		191,244	469,782
12 months or more Gross unrealized losses, held-to-maturity securities		1,303	14,423
Total Fair value, held-to-maturity securities		191,244	469,782
Total Gross unrealized losses, held-to-maturity securities		1,303	14,423
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		10,339,320	2,296,536
Less than 12 months Gross unrealized losses, available-for-sale securities		43,204	1,441
12 months or more Fair value, available-for-sale securities		283,561	1,332,688
12 months or more Gross unrealized losses, available-for-sale securities		7,020	1,557
Total Fair value, available-for-sale securities		10,622,881	3,629,224
Total Gross unrealized losses, available-for-sale securities		50,224	2,998
Total Gross unrealized losses, held-to-maturity securities
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		162,665	9,752
Less than 12 months Gross unrealized losses, available-for-sale securities		418	32
12 months or more Fair value, available-for-sale securities		34,114	38,873
12 months or more Gross unrealized losses, available-for-sale securities		76	55
Total Fair value, available-for-sale securities		196,779	48,625
Total Gross unrealized losses, available-for-sale securities		494	87
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		0	506,176
Less than 12 months Gross unrealized losses, available-for-sale securities		0	231
12 months or more Fair value, available-for-sale securities		0	0
12 months or more Gross unrealized losses, available-for-sale securities		0	0
Total Fair value, available-for-sale securities		0	506,176
Total Gross unrealized losses, available-for-sale securities		0	231
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		196,990	438,771
Less than 12 months Gross unrealized losses, available-for-sale securities		202	321
12 months or more Fair value, available-for-sale securities		0	26,782
12 months or more Gross unrealized losses, available-for-sale securities		0	134
Total Fair value, available-for-sale securities		196,990	465,553
Total Gross unrealized losses, available-for-sale securities		202	455
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	30,913	466
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	227	2
12 months or more Fair value, available-for-sale securities	[1]	9,504	37,706
12 months or more Gross unrealized losses, available-for-sale securities	[1]	207	591
Total Fair value, available-for-sale securities	[1]	40,417	38,172
Total Gross unrealized losses, available-for-sale securities	[1],[2]	434	593
Less than 12 months, Fair value, held-to-maturity securities		0	0	[3]
Less than 12 months Gross unrealized losses, held-to-maturity securities		0	0	[3]
12 months or more Fair value, held-to-maturity securities		191,244	469,782	[3]
12 months or more Gross unrealized losses, held-to-maturity securities		1,303	14,423	[3]
Total Fair value, held-to-maturity securities		191,244	469,782	[3]
Total Gross unrealized losses, held-to-maturity securities	[3]	1,303	14,423
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,524	0
Less than 12 months Gross unrealized losses, available-for-sale securities		62	0
12 months or more Fair value, available-for-sale securities		5,450	16,729
12 months or more Gross unrealized losses, available-for-sale securities		89	191
Total Fair value, available-for-sale securities		14,974	16,729
Total Gross unrealized losses, available-for-sale securities		151	191
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		15,115	11,256
Less than 12 months Gross unrealized losses, available-for-sale securities		85	44
12 months or more Fair value, available-for-sale securities		7,478	36,760
12 months or more Gross unrealized losses, available-for-sale securities		21	60
Total Fair value, available-for-sale securities		22,593	48,016
Total Gross unrealized losses, available-for-sale securities		106	104
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		669,572	417,825
Less than 12 months Gross unrealized losses, available-for-sale securities		5,507	924
12 months or more Fair value, available-for-sale securities		608,361	440,937
12 months or more Gross unrealized losses, available-for-sale securities		3,265	637
Total Fair value, available-for-sale securities		1,277,933	858,762
Total Gross unrealized losses, available-for-sale securities		8,772	1,561
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		152,058	129,164
Less than 12 months Gross unrealized losses, available-for-sale securities		165	142
12 months or more Fair value, available-for-sale securities		5,564	79,716
12 months or more Gross unrealized losses, available-for-sale securities		3	84
Total Fair value, available-for-sale securities		157,622	208,880
Total Gross unrealized losses, available-for-sale securities	[4]	¥ 168	¥ 226

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019, and ¥40,417 million and ¥0 million, respectively, at March 31, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019, and ¥504,953 million and ¥61 million, respectively, at March 31, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥246,503 million at March 31, 2019, and ¥271,387 million at March 31, 2020.